PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	September 30, 2014	December 31, 2013	Estimated Useful Lives
Vehicles	$17,990	$13,851	3 - 5 years
Computer equipment and software	15,863	6,742	3 - 5 years
Leasehold improvements	11,885	13,345	2 - 15 years
Office furniture, fixtures and equipment	8,472	4,793	7 years
Warehouse equipment	111	1,802	7 years
Buildings	702	702	39 years
Construction in process	10,732	3,119

	65,755	44,354
Accumulated depreciation and amortization	(13,878)	(8,536)

Net property and equipment	$51,877	$35,818

Property and equipment includes approximately $18.1 million and $13.7 million of assets under capital lease obligations, net of accumulated amortization of $4.3 million and $2.7 million at September 30, 2014 and December 31, 2013, respectively. Depreciation and amortization expense on all property and equipment was $7.9 million and $6.7 million for the nine months ended September 30, 2014 and 2013, respectively. Amortization expense relates to assets under capital leases and is included in depreciation and amortization expense.

NOTE 9—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,		Estimated Useful Lives
	2013	2012
Vehicles	$13,851	$10,038	3 - 5 years
Computer equipment and software	6,742	4,797	3 - 5 years
Leasehold improvements	13,345	7,599	2 - 15 years
Office furniture, fixtures and equipment	4,793	1,924	7 years
Warehouse equipment	1,802	3,066	7 years
Buildings	702	702	39 years
Construction in process	3,119	3,245

	44,354	31,371
Accumulated depreciation and amortization	(8,536)	(1,165)

Net property and equipment	$35,818	$30,206

Property and equipment includes approximately $13,728,000 and $9,795,000 of assets under capital lease obligations, net of accumulated amortization of $2,650,000 and $319,000 at December 31, 2013 and 2012, respectively. Depreciation and amortization expense on all property and equipment was $9,062,000 for the year ended December 31, 2013, $1,165,000 for the Successor Period ended December 31, 2012, $7,378,000 for the Predecessor Period ended November 16, 2012 and $5,820,000 for the year ended December 31, 2011. Amortization expense relates to assets under capital leases as included in depreciation and amortization expense.